Equity - Share repurchase program (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Apr. 30, 2025	Feb. 28, 2025
Equity [Abstract]
Share repurchase program, authorized amount	$ 1,000	$ 1,000	$ 750	$ 500	$ 1,000